Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period	€ 0	€ 0
Decrease in fair value recorded through Finance cost, net	€ 3,200,000
Percentge of increase decrease in yield volatility	2.50%
Percentage of yield volatility	40.00%
Increase/decrease in fair value	€ 1,300,000
Percentage of credit spread	1.07%